Annual Fund Operating Expenses (Vanguard Long-Term Investment-Grade Fund Retail)	Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.22%	0.12%